PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended
	Dec. 04, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 6,000,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 1.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	6,000,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 6,000,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	6,000,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 6,000,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50